Schedule I (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Oct. 25, 2014	Dec. 31, 2013
Net Cash Provided by (Used in) Operating Activities		$ (3)	$ (207)	$ 142	$ 128
Revenue, Net	[1]	465	2,011	2,233	2,289
Cash and Cash Equivalents, at Carrying Value				228	221
Other Assets, Current				50	48
Assets, Current				948	942
Assets	[2]			2,606	2,663
Accounts Payable, Current				238	223
Long-term Debt, Current Maturities				36	36
Liabilities, Current				476	401
Other Liabilities, Noncurrent				72	64
Liabilities				2,122	2,037
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		769	0	482	626	$ 857	$ (1,480)
Liabilities and Equity				2,606	2,663
Cost of Goods Sold		402		1,845	1,894
Gross Profit		63		388	395
Selling, General and Administrative Expense		80	434	347	285
Restructuring Charges		5	20	4	15
Operating Income (Loss)		(34)	(92)	(84)	11
Interest Income (Expense), Net		15	162	76	79
Nonoperating Income (Expense)		(8)	0	7	(3)
Gains Losses On Extinguishment And Exchange Of Debt		0	0	(9)	(7)
Reorganization Items		(3)	(1,972)	2	8
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest		(60)	1,718	(146)	(72)
Income Tax Expense (Benefit)		0	36	18	13
Income (Loss) from Operations before Extraordinary Items		(60)	1,682	(164)	(85)
Income (Loss) from Equity Method Investments		(60)	1,685	(163)	(83)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		(88)	1,483		(146)
Net Cash Provided by (Used in) Investing Activities		(17)	(18)	(118)	(116)
Proceeds from (Repayments of) Short-term Debt		(1)	(6)	0	(1)
Proceeds from Issuance of Long-term Debt		0	180		0
Repayments of Long-term Debt		0	315	16	(10)
Proceeds from Other Equity		0	600	0	1
DIP Facility Fees		0	(19)		0
Proceeds from (Repayments of) Related Party Debt		0	(50)		0
Net Cash Provided by (Used in) Financing Activities		(1)	390	(16)	(10)
Cash and Cash Equivalents, Period Increase (Decrease)		(21)	165	9	2
Cash		223	248	224	217		89
MPM Holdings Inc [Member] [Domain]
Net Cash Provided by (Used in) Operating Activities		0	(258)	(1)	(1)
Revenue, Net		0	0	0	0
Equity Method Investments				484	626
Assets				484	626
Other Liabilities, Current				1	0
Liabilities, Current				1	0
Other Liabilities, Noncurrent				1	0
Liabilities				2	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest				482	626
Liabilities and Equity				484	626
Cost of Goods Sold		0	0	0	0
Gross Profit		0	0		0
Selling, General and Administrative Expense		0	33	2	1
Restructuring Charges		0	5		0
Operating Income (Loss)		0	(38)	(2)	(1)
Interest Income (Expense), Net		0	155	0	0
Nonoperating Income (Expense)		0	0	0	0
Gains Losses On Extinguishment And Exchange Of Debt		0	0	0	0
Reorganization Items		0	(1,688)	0	0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest		(60)	1,718	(146)	(72)
Income Tax Expense (Benefit)		0	8		0
Income (Loss) from Operations before Extraordinary Items		0	1,487	(2)	(1)
Income (Loss) from Equity Method Investments		(60)	1,685	(163)	(83)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		(88)	1,483	(147)	(147)
Net Cash Provided by (Used in) Investing Activities		0	0	1	0
Proceeds from (Repayments of) Short-term Debt		0	4	0	0
Proceeds from Other Equity		0	600	0	1
DIP Facility Fees		0	(19)	0	0
Proceeds from (Repayments of) Related Party Debt		0	(258)	0	0
Net Cash Provided by (Used in) Financing Activities		0	327	0	1
Cash and Cash Equivalents, Period Increase (Decrease)		0	69	0	0
Cash		0	0	0	0		2
Momentive Holdings [Member]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest		0	1,495	(2)	(1)
Predecessor [Member]
Cash			71
Retained Earnings [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		(60)	0	(306)	(143)	$ 0	$ (2,398)
Income (Loss) from Equity Method Investments		(60)			(83)
Retained Earnings [Member] | MPM Holdings Inc [Member] [Domain]
Income (Loss) from Equity Method Investments		$ (60)	$ 198	$ (161)	$ (82)

[1]	sales are not significant and, as such, are eliminated within the selling segment.
[2]	Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.